Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 120,356	$ 184,596	$ 298,106	$ 1,165,793
Accounts receivable	387,626	357,233	125,105
Other receivables	367,030	319,616	268,089	70,670
Prepaid expenses and other current assets	2,065	2,216	68,367	65,574
Total current assets	877,077	863,661	759,667	1,302,037
Non-current assets:
Leasehold improvements and equipment, net	17,820	30,397	53,976	100,656
Operating lease right-of-use assets	653,603	453,708	712,088	415,770
Total non-current assets	671,423	484,105	766,064	516,426
Total assets	1,548,500	1,347,766	1,525,731	1,818,463
Current liabilities:
Deferred revenue	178,976	119,028	253,889	509,385
Accounts payable, other payables and accruals	318,997	228,642	179,077	227,565
Current operating lease liabilities	204,017	162,178	270,556	173,292
Income tax payable		314	16,509	28,694
Amount due to related parties	851,769	674,537	388,839	444,802
Total current liabilities	1,553,759	1,184,699	1,108,870	1,383,738
Non-current liabilities:
Non-current operating lease liabilities	449,586	291,530	441,532	242,478
Total non-current liabilities	449,586	291,530	441,532	242,478
Total liabilities	2,003,345	1,476,229	1,550,402	1,626,216
Shareholders’ equity (deficit)
Share capital	30,273	30,273	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)	(1,140)	(1,140)
Foreign currency translation reserve	22,232	33,455	23,751	89
Retained earnings (loss)	(505,600)	(191,051)	(77,555)	163,025
Non-controlling interest	(610)
Total shareholders’ equity (deficit)	(454,845)	(128,463)	(24,671)	192,247
Total liabilities and equity	$ 1,548,500	$ 1,347,766	$ 1,525,731	$ 1,818,463